Leasing - Schedule of Right of Use Asset (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balances	R$ 329	R$ 226
Amortization	(49)	(54)
Right of use acquired in a business combination		5
Business combination adjustment	8
Disposals (contracts terminated)	(13)	(10)
Addition	55	141
Remeasurement	68	21
Balances	398	329
Real estate property [member]
IfrsStatementLineItems [Line Items]
Balances	214	192
Amortization	(12)	(14)
Right of use acquired in a business combination		5
Business combination adjustment	8
Disposals (contracts terminated)	(8)	(9)
Addition	31	24
Remeasurement	13	16
Balances	246	214
Vehicles [Member]
IfrsStatementLineItems [Line Items]
Balances	115	34
Amortization	(37)	(40)
Right of use acquired in a business combination
Business combination adjustment
Disposals (contracts terminated)	(5)	(1)
Addition	24	117
Remeasurement	55	5
Balances	R$ 152	R$ 115